Revenue (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of revenue [text block] [Abstract]
Schedule of disaggregation of revenue from contracts with customers
	Year ended February 28/29
Figures in Rand thousands	2022	2021	2020

Revenue from contracts with customers
Subscription revenue - Cartrack	2,565,745	2,209,017	1,887,717
Subscription revenue - Karooooo Logistics	2,420	–	–
Other revenue - Cartrack
Hardware sales	37,435	45,280	36,852
Installation revenue	21,321	20,511	752
Miscellaneous contract fees	12,299	15,735	16,572
Vehicle sales	67,310	–	–
Delivery service fees	39,621	–	–
Total revenue	2,746,151	2,290,543	1,941,893

Primary geographical markets
South Africa	2,123,153	1,681,928	1,417,465
Africa-Other	101,019	105,895	115,974
Europe	229,671	219,866	173,266
Asia-Pacific*, Middle East and USA	292,308	282,854	235,188
	2,746,151	2,290,543	1,941,893

Timing of revenue recognition
Products and services transferred at a point in time	177,986	81,526	54,176
Services transferred over time	2,568,165	2,209,017	1,887,717
Total revenue	2,746,151	2,290,543	1,941,893